SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	6 Months Ended
Jun. 30, 2021
Disclosure of subsidiaries [abstract]
SUBSIDIARIES	SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY
Brookfield Finance Inc. (“BFI”) is an indirect 100% owned subsidiary of the Corporation that may offer and sell debt securities. Any debt securities issued by BFI are fully and unconditionally guaranteed by the Corporation. BFI issued:
•$500 million of 4.25% notes due in 2026 on June 2, 2016;
•$550 million of 4.70% notes due in 2047 on September 14, 2017;
•$350 million of 4.70% notes due in 2047 on January 17, 2018;
•$650 million of 3.90% notes due in 2028 on January 17, 2018;
•$1.0 billion of 4.85% notes due in 2029 on January 29, 2019;
•$600 million of 4.35% notes due in 2030 on April 9, 2020;
•$150 million of 4.35% notes due in 2030 on April 14, 2020;
•$500 million of 3.50% notes due in 2051 on September 28, 2020;
•$400 million of 4.625% subordinated notes due in 2080 on October 16, 2020; and
•$500 million of 2.724% notes due in 2031 on April 12, 2021.
Subsequent to June 30, 2021, BFI issued $250 million of its 3.50% notes due in 2051 at a yield of 3.26% and Brookfield Finance I (UK) PLC (“BF U.K.”) issued $600 million of 2.34% notes due in 2032.
Brookfield Finance LLC (“BFL”) is a Delaware limited liability company formed on February 6, 2017 and an indirect 100% owned subsidiary of the Corporation. Brookfield Finance II Inc. (“BFI II”) was incorporated on September 24, 2020 under the Business Corporations Act (Ontario) and is a direct 100% owned subsidiary of the Corporation. Brookfield Finance (Australia) Pty Ltd (“BF AUS”) was incorporated on September 24, 2020 under the Corporations Act 2001 (Commonwealth of Australia) and is an indirect 100% owned subsidiary of the Corporation. BF U.K. was incorporated on September 25, 2020 under the U.K. Companies Act 2006 and is an indirect 100% owned subsidiary of the Corporation. Brookfield Finance II LLC (“BFL II”) was formed on September 24, 2020 under the Delaware Limited Liability Company Act and is an indirect 100% owned subsidiary of the Corporation. BFL, BFL II, BF AUS and BF U.K. are consolidated subsidiaries of the Corporation within the meaning of Rule 3-10 of Regulation S-X that may offer and sell debt securities or, in the case of BFL II, preferred shares representing limited liability company interests. Any debt securities issued by BFL and BF U.K. are, and any debt securities issued by BF AUS and BFI II and any preferred shares representing limited liability company interests issued by BFL II will be, fully and unconditionally guaranteed as to payment of principal, premium (if any), interest and certain other amounts by the Corporation.
On March 10, 2017, BFL issued $750 million of 4.00% notes due in 2024. On December 31, 2018, as part of an internal reorganization, the 2024 notes were transferred to BFI. On February 21, 2020, BFL issued $600 million of 3.45% notes due in 2050. On November 24, 2020, BF U.K. issued $230 million of 4.50% perpetual subordinated notes. BFI II, BFL, BFL II, BF AUS and BF U.K. have no independent activities, assets or operations other than in connection with any securities that they may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate, renewable power and forest products sectors, as well as a portfolio of preferred shares issued by the Corporation’s subsidiaries. The Corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at June 30, 2021, C$37 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN 30, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other Subsidiaries of the Company[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(19)	$63	$—	$8	$—	$—	$(2)	$14	$20,086	$(1,864)	$18,286
Net income (loss) attributable to shareholders	816	(1)	—	—	—	—	(1)	(33)	1,152	(1,117)	816
Total assets	74,368	7,833	—	607	—	—	231	6,308	358,624	(98,754)	349,217
Total liabilities	36,854	6,072	—	597	—	—	1	4,868	212,227	(37,339)	223,280
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	230

AS AT DEC. 31, 2020 AND FOR THE THREE MONTHS ENDED JUN. 30 2020 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$(8)	$138	$—	$8	$—	$—	$—	$27	$13,916	$(1,252)	$12,829
Net income (loss) attributable to shareholders	(656)	87	—	—	—	—	—	(13)	680	(754)	(656)
Total assets	73,898	7,207	—	600	—	—	233	4,280	350,687	(93,209)	343,696
Total liabilities	38,060	5,547	—	596	—	—	3	2,690	206,877	(32,719)	221,054
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	230

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$52	$121	$—	$16	$—	$—	$2	$48	$38,163	$(3,706)	$34,696
Net income (loss) attributable to shareholders	2,051	(6)	—	—	—	—	2	(37)	2,424	(2,383)	2,051

FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$430	$176	$—	$12	$—	$—	$—	$52	$31,963	$(3,218)	$29,415
Net income (loss) attributable to shareholders	(949)	82	—	—	—	—	—	11	2,079	(2,172)	(949)
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL, BIC, BFI II, BF AUS, BF U.K. and BFL II on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.